Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended	15 Months Ended	22 Months Ended	27 Months Ended	34 Months Ended	39 Months Ended	46 Months Ended	51 Months Ended	58 Months Ended	63 Months Ended	70 Months Ended
	Jul. 16, 2020	Dec. 30, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000216959
Account Value [Line Items]
Accumulated Value	$ 9,774.82		$ 9,987.45			$ 10,771.83		$ 10,202.17		$ 10,737.50		$ 11,910.71		$ 12,700.97
C000216960
Account Value [Line Items]
Accumulated Value		$ 10,000.00		$ 9,789.82			$ 10,600.21		$ 10,087.63		$ 10,674.93		$ 11,882.03		$ 12,707.06
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000.00		$ 9,935.03			$ 9,887.53		$ 8,336.91		$ 8,366.60		$ 9,248.97		$ 9,818.61
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000.00		$ 10,622.96			$ 10,572.17		$ 8,914.18		$ 8,945.93		$ 9,889.39		$ 10,498.47